UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-21749

                                         CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

                                          Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

                                          Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Shares		Value
Common Stock — 96.1%
Consumer Discretionary — 10.2%
Consumer Durables & Apparel — 3.0%
120,506	Deckers Outdoor Corp.[1]	$7,197,823
265,428	G-III Apparel Group Ltd.[1,2]	5,810,219

		13,008,042

Consumer Services — 5.4%
133,837	Red Robin Gourmet Burgers, Inc.[1]	7,822,773
1,360,682	Regis Corp.[1]	15,947,193

		23,769,966

Retailing — 1.8%
170,154	Restoration Hardware Holdings, Inc.[1,2]	7,871,324

Total Consumer Discretionary		44,649,332

Consumer Staples — 3.3%
Food & Staples Retailing — 1.7%
302,420	Performance Food Group Co.[1]	7,197,596

Food, Beverage & Tobacco — 1.6%
34,400	Coca-Cola Bottling Co. Consolidated	7,087,088

Total Consumer Staples		14,284,684

Energy — 4.7%
Energy Equipment & Services — 3.3%
326,215	Forum Energy Technologies, Inc.[1,2]	6,752,650
243,900	Keane Group, Inc.[1,2]	3,487,770
226,747	RPC, Inc.[2]	4,151,738

		14,392,158

Oil, Gas & Consumable Fuels — 1.4%
471,420	Callon Petroleum Co.[1]	6,203,887

Total Energy		20,596,045

Financials — 23.3%
Banks — 19.0%
377,887	Associated Banc-Corp.	9,220,443
330,635	BancorpSouth Inc.	10,001,709
83,389	Bank of Hawaii Corp.[2]	6,867,918
485,502	Boston Private Financial Holdings, Inc.	7,962,233
213,855	Central Pacific Financial Corp.	6,531,132
379,507	First Horizon National Corp.[2]	7,020,879
421,522	First Midwest Bancorp, Inc.	9,981,641
192,507	Hancock Holding Co.	8,768,694
200,869	MB Financial, Inc.	8,601,210
690,195	Valley National Bancorp[2]	8,144,301

		83,100,160

Diversified Financials — 3.2%
361,050	Investment Technology Group, Inc.	7,311,263
134,901	Stifel Financial Corp.[1]	6,770,681

		14,081,944

Shares		Value
Financials — (continued)
Insurance — 1.1%
116,075	Horace Mann Educators Corp.	$4,764,879

Total Financials		101,946,983

Health Care — 6.8%
Health Care Equipment & Services — 5.3%
229,967	CONMED Corp.	10,212,834
168,469	Omnicell, Inc.[1]	6,848,265
84,871	STERIS PLC[3]	5,895,140

		22,956,239

Pharmaceuticals & Biotechnology — 1.5%
210,139	Premier, Inc. — Class A1	6,688,724

Total Health Care		29,644,963

Industrials — 19.2%
Capital Goods — 18.7%
288,767	Actuant Corp. — Class A	7,609,010
139,170	Albany International Corp. — Class A	6,408,779
114,100	Beacon Roofing Supply, Inc.[1]	5,609,156
37,579	CIRCOR International, Inc.	2,233,696
71,528	Curtiss-Wright Corp.	6,527,645
93,586	EnPro Industries, Inc.	6,659,580
138,700	JELD-WEN Holding, Inc.[1]	4,556,295
74,492	John Bean Technologies Corp.	6,551,571
342,744	MRC Global, Inc.[1]	6,282,498
503,072	Mueller Water Products, Inc. — Class A	5,946,311
50,401	RBC Bearings, Inc.[1]	4,893,433
247,865	SPX Corp.[1]	6,010,726
283,095	Terex Corp.	8,889,183
175,941	TriMas Corp.[1]	3,650,776

		81,828,659

Commercial & Professional Services — 0.5%
29,222	MSA Safety, Inc.	2,065,703

Total Industrials		83,894,362

Information Technology — 10.5%
Semiconductors & Semiconductor Equipment — 2.0%
179,482	MACOM Technology Solutions Holdings, Inc.[1]	8,668,981

Software & Services — 7.1%
244,127	Acxiom Corp.[1]	6,950,296
350,507	Amber Road, Inc.[1]	2,705,914
91,544	Blackbaud, Inc.	7,018,678
630,691	Brightcove, Inc.[1]	5,613,150
121,485	Cornerstone OnDemand, Inc.[1]	4,724,552
125,565	Envestnet, Inc.[1]	4,055,749

		31,068,339

See accompanying notes.		CRM Funds
1

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Shares		Value
Information Technology — (continued)
Technology Hardware & Equipment — 1.4%
119,510	Lumentum Holdings, Inc.[1]	$6,375,858

Total Information Technology		46,113,178

Materials — 2.5%
Chemicals — 2.5%
142,019	AdvanSix, Inc.[1]	3,879,959
485,256	Calgon Carbon Corp.	7,084,738

Total Materials		10,964,697

Real Estate — 7.7%
Office REIT’s — 4.1%
275,662	Corporate Office Properties Trust	9,124,412
904,560	New York REIT, Inc.[2]	8,765,187

		17,889,599

Retail REIT’s — 2.0%
333,554	Urban Edge Properties	8,772,470

Specialized REIT’s — 1.6%
148,690	QTS Realty Trust, Inc. — Class A	7,248,637

Total Real Estate		33,910,706

Telecommunication Services — 1.7%
Telecommunication Services — 1.7%
1,206,900	Vonage Holdings Corp.[1]	7,627,608

Utilities — 6.2%
Gas Utilities — 3.7%
118,968	Southwest Gas Holdings, Inc.	9,863,637
97,398	Spire, Inc.	6,574,365

		16,438,002

Multi-Utilities — 2.5%
163,211	Black Hills Corp.	10,848,635

Total Utilities		27,286,637

Total Common Stock (Cost $345,124,954)		420,919,195

Short-Term Investments — 4.3%
9,345,291	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.89%[4]	9,345,291
9,345,291	Federated Treasury Obligations Fund Institutional Series, 0.57%[4]	9,345,291

Total Short-Term Investments (Cost $18,690,582)		18,690,582

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.4% (Cost $363,815,536)		439,609,777

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 4.9%
Repurchase Agreements — 4.9%
$5,161,463	With Bank of Montreal: at 0.78%, dated 03/31/17, to be repurchased on 04/03/17, repurchase price $5,161,798 (collateralized by US Treasury Security, par values ranging from $10 - $1,702,894, coupon rates ranging from 1.25% to 4.75%, 06/30/17 - 09/09/49; total market value $5,264,693)	$5,161,463
5,161,463	With BNP Paribas: at 0.79%, dated 03/31/17, to be repurchased on 04/03/17, repurchase price $5,161,803 (collateralized by US Treasury Securities, par values ranging from $0 - $1,615,569, coupon rates ranging from 0.00% to 3.50%, 04/15/17 - 02/15/45; total market value $5,264,692)	5,161,463
1,086,146	With Citibank: at 0.80%, dated 03/31/17, to be repurchased on 04/03/17, repurchase price $1,086,218 (collateralized by US Treasury Securities, par values ranging from $0 - $793,026, coupon rates ranging from 0.63% to 8.88%, 08/15/17 - 02/15/47; total market value $1,107,869)	1,086,146
5,161,463	With NBC Global Finance Ltd.: at 0.90%, dated 03/31/17, to be repurchased on 04/03/17, repurchase price $5,161,850 (collateralized by US Treasury Securities, par values ranging from $231 - $1,032,292, coupon rates ranging from 1.25% to 4.63%, 08/15/21 - 09/09/49; total market value $5,264,692)	5,161,463

See accompanying notes.		CRM Funds
2

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2017 (Unaudited)

Principal		Value
Repurchase Agreements — (continued)
$5,161,463	With Royal Bank of Scotland PLC[3]: at 0.78%, dated 03/31/17, to be repurchased on 04/03/17, repurchase price $5,161,798 (collateralized by US Treasury Securities, par values ranging from $88,984 - $2,059,166, coupon rates ranging from 0.39% to 2.25%, 04/30/17 - 07/31/18; total market value $5,264,740)	$5,161,463

Total Repurchase Agreements		21,731,998

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $21,731,998)		21,731,998

Total Investments — 105.3% (Cost $385,547,534)[5]		461,341,775	[6]
Liabilities in Excess of Other Assets — (5.3)%		(23,315,740)

Total Net Assets — 100.0%		$438,026,035

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock	$420,919,195	$420,919,195	—	—
Short-Term Investments	18,690,582	18,690,582	—	—
Short-Term Investments Held As Collateral For Loaned Securities	21,731,998	—	$21,731,998	—

Total Investments in Securities	$461,341,775	$439,609,777	$21,731,998	—

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended March 31, 2017.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $391,753,970. At March 31, 2017, net unrealized appreciation was $69,587,805. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $85,014,881, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $15,427,076.
[6]	At March 31, 2017, the market value of securities on loan for the CRM Small Cap Value Fund was $21,176,357. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
3

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Shares		Value
Common Stock — 95.9%
Consumer Discretionary — 5.8%
Consumer Durables & Apparel — 2.7%
231,850	G-III Apparel Group Ltd.[1]	$5,075,197
83,790	PVH Corp.	8,669,751

		13,744,948

Consumer Services — 3.1%
281,030	Bloomin’ Brands, Inc.	5,544,722
52,960	Vail Resorts, Inc.	10,163,024

		15,707,746

Total Consumer Discretionary		29,452,694

Consumer Staples — 5.2%
Food, Beverage & Tobacco — 5.2%
597,025	Flowers Foods, Inc.[2]	11,588,255
180,330	TreeHouse Foods, Inc.[1,2]	15,266,738

Total Consumer Staples		26,854,993

Energy — 6.3%
Oil, Gas & Consumable Fuels — 6.3%
232,885	Basic Energy Services, Inc.[1]	7,769,044
644,420	Callon Petroleum Co.[1]	8,480,567
164,325	Energen Corp.[1]	8,945,853
169,665	RSP Permian, Inc.[1]	7,029,221

Total Energy		32,224,685

Financials — 18.3%
Banks — 13.1%
379,890	Associated Banc-Corp.	9,269,316
321,885	First Hawaiian, Inc.	9,630,799
437,550	First Horizon National Corp.	8,094,675
340,460	First Midwest Bancorp, Inc.	8,062,093
189,425	Hancock Holding Co.	8,628,308
731,005	KeyCorp.	12,997,269
139,125	UMB Financial Corp.	10,477,504

		67,159,964

Diversified Financials — 1.6%
165,415	Stifel Financial Corp.[1]	8,302,179

Insurance — 3.6%
112,210	American Financial Group, Inc.	10,707,078
78,905	Assurant, Inc.	7,548,842

		18,255,920

Total Financials		93,718,063

Health Care — 4.8%
Health Care Equipment & Services — 4.8%
107,260	Alere, Inc.[1]	4,261,440
50,750	Cooper Companies, Inc. (The)	10,144,418
146,775	STERIS PLC[3]	10,194,991

Total Health Care		24,600,849

Industrials — 19.4%
Capital Goods — 17.1%
344,405	Actuant Corp. — Class A	9,075,072

Shares		Value
Industrials — (continued)
Capital Goods — (continued)
155,600	Allegion PLC[3]	$11,778,920
143,740	Beacon Roofing Supply, Inc.[1]	7,066,258
83,630	Curtiss-Wright Corp.	7,632,074
52,835	Hubbell, Inc.	6,342,842
58,575	Snap-on, Inc.	9,879,845
180,005	SPX FLOW, Inc.[1]	6,247,974
335,905	Terex Corp.	10,547,417
74,010	WABCO Holdings, Inc.[1]	8,690,254
210,500	Xylem, Inc.	10,571,310

		87,831,966

Commercial & Professional Services — 2.3%
106,695	Dun & Bradstreet Corp. (The)	11,516,658

Total Industrials		99,348,624

Information Technology — 15.3%
Semiconductors & Semiconductor Equipment — 2.4%
255,630	MACOM Technology Solutions Holdings, Inc.[1]	12,346,929

Software & Services — 9.5%
116,435	Broadridge Financial Solutions, Inc.	7,911,758
436,305	CSRA, Inc.	12,779,373
115,465	IAC/InterActiveCorp.[1]	8,512,080
214,030	PTC, Inc.[1]	11,247,276
129,230	Vantiv, Inc. — Class A1	8,286,228

		48,736,715

Technology Hardware & Equipment — 3.4%
320,915	FLIR Systems, Inc.	11,642,796
109,250	Lumentum Holdings, Inc.[1]	5,828,488

		17,471,284

Total Information Technology		78,554,928

Materials — 6.0%
Chemicals — 6.0%
331,655	GCP Applied Technologies, Inc.[1]	10,828,536
143,795	RPM International, Inc.	7,913,039
169,815	W.R. Grace & Co.	11,837,803

Total Materials		30,579,378

Real Estate — 7.8%
Diversified REIT’s — 1.3%
315,870	Empire State Realty Trust, Inc. — Class A	6,519,557

Office REIT’s — 3.2%
196,135	Corporate Office Properties Trust	6,492,068
323,925	Equity Commonwealth[1]	10,112,939

		16,605,007

Retail REIT’s — 1.4%
273,100	Urban Edge Properties	7,182,530

See accompanying notes.		CRM Funds
4

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Shares		Value
Real Estate — (continued)
Specialized REIT’s — 1.9%
202,845	QTS Realty Trust, Inc. — Class A	$9,888,693

Total Real Estate		40,195,787

Telecommunication Services — 1.5%
Telecommunication Services — 1.5%
1,224,200	Vonage Holdings Corp.[1]	7,736,944

Utilities — 5.5%
Electric Utilities — 2.0%
238,210	Avangrid, Inc.	10,181,096

Multi-Utilities — 1.9%
406,385	NiSource, Inc.	9,667,899

Water Utilities — 1.6%
105,125	American Water Works Co., Inc.	8,175,571

Total Utilities		28,024,566

Total Common Stock (Cost $402,642,646)		491,291,511

Short-Term Investments — 2.2%
5,587,353	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.89%[4]	5,587,353
5,587,353	Federated Treasury Obligations Fund Institutional Series, 0.57%[4]	5,587,353

Total Short-Term Investments (Cost $11,174,707)		11,174,706

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 98.1% (Cost $413,817,353)		502,466,217

Short-Term Investments Held As Collateral For Loaned Securities — 2.1%
Repurchase Agreements — 2.1%
$2,618,658	With Bank of Montreal: at 0.78%, dated 03/31/17, to be repurchased on 04/03/17, repurchase price $2,618,828 (collateralized by US Treasury Securities, par values ranging from $5 - $863,960, coupon rates ranging from 1.25% to 4.75%, 06/30/17 - 09/09/49; total market value $2,671,031)	2,618,658

Principal		Value
Repurchase Agreements — (continued)
$2,618,658	With BNP Paribas: at 0.79%, dated 03/31/17, to be repurchased on 04/03/17, repurchase price $2,618,830 (collateralized by US Treasury Securities, par values ranging from $0 - $819,656, coupon rates ranging from 0.00% to 3.5%, 04/15/17 - 02/15/45; total market value $2,671,031)	$2,618,658
551,047	With Citigroup Global Markets Inc.: at 0.80%, dated 03/31/17, to be repurchased on 04/03/17, repurchase price $551,084 (collateralized by US Treasury Securities, par values ranging from $0 - $402,335, coupon rates ranging from 0.63% to 8.88%, 08/15/17 - 02/15/47; total market value $562,068)	551,047
2,618,658	With NBC Global Finance Ltd.: at 0.90%, dated 03/31/17, to be repurchased on 04/03/17, repurchase price $2,618,854 (collateralized by US Treasury Securities, par values ranging from $117 - $523,731, coupon rates ranging from 1.25% to 4.63%, 08/15/21 - 09/09/49; total market value $2,671,031)	2,618,658
2,618,658	With Royal Bank of Scotland PLC[3]: at 0.78%, dated 03/31/17, to be repurchased on 04/03/17, repurchase price $2,618,828 (collateralized by US Treasury Securities, par values ranging from $45,146 - $1,044,714, coupon rates ranging from 0.39% to 2.25%, 04/30/17 - 07/31/18; total market value $2,671,056)	2,618,658

Total Repurchase Agreements		11,025,679

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $11,025,679)		11,025,679

Total Investments — 100.2% (Cost $424,843,032)[5]		513,491,896	[6]
Liabilities in Excess of Other Assets — (0.2)%		(1,053,099)

Total Net Assets — 100.0%		$512,438,797

See accompanying notes.		CRM Funds
5

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2017 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock	$491,291,511	$491,291,511	—	—
Short-Term Investments	11,174,706	11,174,706	—	—
Short-Term Investments Held As Collateral For Loaned Securities	11,025,679	—	$11,025,679	—

Total Investments in Securities	$513,491,896	$502,466,217	$11,025,679	—

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended March 31, 2017.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $430,958,284. At March 31, 2017, net unrealized appreciation was $82,533,612. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $96,524,305, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $13,990,693.
[6]	At March 31, 2017, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $10,778,301. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
6

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Shares		Value
Common Stock — 97.0%
Consumer Discretionary — 7.8%
Consumer Durables & Apparel — 4.0%
51,951	Mohawk Industries, Inc.[1]	$11,922,235
91,860	PVH Corp.	9,504,754

		21,426,989

Consumer Services — 3.8%
295,005	Aramark	10,876,835
295,519	Bloomin’ Brands, Inc.	5,830,590
383,955	Houghton Mifflin Harcourt Co.[1]	3,897,143

		20,604,568

Total Consumer Discretionary		42,031,557

Consumer Staples — 3.9%
Food, Beverage & Tobacco — 3.9%
172,295	Conagra Brands, Inc.	6,950,380
167,965	TreeHouse Foods, Inc.[1,2]	14,219,917

Total Consumer Staples		21,170,297

Energy — 8.7%
Energy Equipment & Services — 2.9%
184,730	Baker Hughes, Inc.	11,050,548
188,955	Patterson-UTI Energy, Inc.[2]	4,585,938

		15,636,486

Oil, Gas & Consumable Fuels — 5.8%
221,877	Continental Resources, Inc.[1,2]	10,077,653
197,310	Energen Corp.[1]	10,741,557
58,779	Pioneer Natural Resources Co.	10,946,413

		31,765,623

Total Energy		47,402,109

Financials — 11.7%
Banks — 6.1%
347,815	First Hawaiian, Inc.	10,406,625
712,375	KeyCorp.	12,666,027
240,300	Zions Bancorporation	10,092,600

		33,165,252

Diversified Financials — 4.6%
173,756	Nasdaq, Inc.	12,067,354
143,858	Northern Trust Corp.	12,455,226

		24,522,580

Insurance — 1.0%
42,445	Willis Towers Watson PLC[3]	5,555,626

Total Financials		63,243,458

Health Care — 10.8%
Health Care Equipment & Services — 9.2%
55,770	C.R. Bard, Inc.	13,861,076
204,200	DENTSPLY SIRONA, Inc.	12,750,248
159,711	STERIS PLC[3]	11,093,526
99,205	Universal Health Services, Inc. — Class B	12,346,062

		50,050,912

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 1.6%
159,661	Zoetis, Inc.	$8,521,108

Total Health Care		58,572,020

Industrials — 19.2%
Capital Goods — 14.3%
161,325	Allegion PLC[3]	12,212,302
176,375	AMETEK, Inc.	9,538,360
65,133	Hubbell, Inc.	7,819,217
257,523	Johnson Controls International PLC[3]	10,846,869
56,625	Roper Technologies Inc.	11,692,496
179,900	SPX FLOW, Inc.[1]	6,244,329
66,300	WABCO Holdings, Inc.[1]	7,784,946
223,511	Xylem, Inc.	11,224,722

		77,363,241

Commercial & Professional Services — 4.9%
112,895	Dun & Bradstreet Corp. (The)	12,185,886
341,006	IHS Markit Ltd.[1]	14,305,202

		26,491,088

Total Industrials		103,854,329

Information Technology — 15.3%
Semiconductors & Semiconductor Equipment — 2.3%
170,023	Microchip Technology, Inc.	12,544,297

Software & Services — 7.7%
437,659	CSRA, Inc.	12,819,032
77,525	IAC/InterActiveCorp.[1]	5,715,143
198,619	PTC, Inc.[1]	10,437,428
234,360	Total System Services, Inc.	12,528,886

		41,500,489

Technology Hardware & Equipment — 5.3%
117,028	Amphenol Corp. — Class A	8,328,883
101,475	Harris Corp.	11,291,123
82,160	Palo Alto Networks, Inc.[1]	9,257,789

		28,877,795

Total Information Technology		82,922,581

Materials — 5.4%
Chemicals — 4.0%
77,790	Ashland Global Holdings, Inc.	9,631,180
175,920	W.R. Grace & Co.	12,263,383

		21,894,563

Containers & Packaging — 1.4%
166,860	Sealed Air Corp.	7,271,759

Total Materials		29,166,322

Real Estate — 6.0%
Office REIT’s — 2.0%
338,600	Equity Commonwealth[1]	10,571,092

See accompanying notes.		CRM Funds
7

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Shares		Value
Real Estate — (continued)
Residential REIT’s — 1.8%
98,455	Mid-America Apartment Communities, Inc.	$10,016,812

Specialized REIT’s — 2.2%
29,567	Equinix, Inc.	11,837,739

Total Real Estate		32,425,643

Utilities — 8.2%
Electric Utilities — 1.5%
189,110	Avangrid, Inc.	8,082,561

Gas Utilities — 2.5%
174,315	Atmos Energy Corp.	13,769,142

Multi-Utilities — 2.4%
545,429	NiSource, Inc.	12,975,756

Water Utilities — 1.8%
127,397	American Water Works Co., Inc.	9,907,665

Total Utilities		44,735,124

Total Common Stock (Cost $421,455,995)		525,523,440

Short-Term Investments — 3.2%
8,758,076	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.89%[4]	8,758,076
8,758,077	Federated Treasury Obligations Fund Institutional Series, 0.57%[4]	8,758,077

Total Short-Term Investments (Cost $17,516,153)		17,516,153

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.2% (Cost $438,972,148)		543,039,593

Short-Term Investments Held As Collateral For Loaned Securities — 3.3%
Repurchase Agreements — 3.3%
$4,271,802	With Bank of Montreal: at 0.78%, dated 03/31/17, to be repurchased on 04/03/17, repurchase price $4,272,080 (collateralized by US Treasury Securities, par values ranging from $8 - $1,409,373, coupon rates ranging from 1.25% to 4.75%, 06/30/17 - 09/09/49; total market value $4,357,238)	4,271,802

Principal		Value
Repurchase Agreements — (continued)
$4,271,802	With BNP Paribas: at 0.79%, dated 03/31/17, to be repurchased on 04/03/17, repurchase price $4,272,083 (collateralized by US Treasury Securities, par values ranging from $0 - $1,337,100, coupon rates ranging from 0.00% to 3.50%, 04/15/17 - 02/15/45; total market value $4,357,238)	$4,271,802
898,931	With Citibank: at 0.80%, dated 03/31/17, to be repurchased on 04/03/17, repurchase price $898,991 (collateralized by US Treasury Securities, par values ranging from $0 - $656,335, coupon rates ranging from 0.63% to 8.88%, 08/15/17 - 02/15/47; total market value $916,910)	898,931
4,271,802	With NBC Global Finance Ltd.: at 0.90%, dated 03/31/17, to be repurchased on 04/03/17, repurchase price $4,272,122 (collateralized by US Treasury Securities, par values ranging from $191 - $854,360, coupon rates ranging from 1.25% to 4.63%, 08/15/21 - 09/09/49; total market value $4,357,238)	4,271,802
4,271,802	With Royal Bank of Scotland PLC[3]: at 0.78%, dated 03/31/17, to be repurchased on 04/03/17, repurchase price $4,272,080 (collateralized by US Treasury Securities, par values ranging from $73,646 - $1,704,235, coupon rates ranging from 0.39% to 2.25%, 04/30/17 - 07/31/18; total market value $4,357,277)	4,271,802

Total Repurchase Agreements		17,986,139

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $17,986,139)		17,986,139

Total Investments — 103.5% (Cost $456,958,287)[5]		561,025,732	[6]
Liabilities in Excess of Other Assets — (3.5)%		(19,132,253)

Total Net Assets — 100.0%		$541,893,479

See accompanying notes.		CRM Funds
8

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2017 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock	$525,523,440	$525,523,440	—	—
Short-Term Investments	17,516,153	17,516,153	—	—
Short-Term Investments Held As Collateral For Loaned Securities	17,986,139	—	$17,986,139	—

Total Investments in Securities	$561,025,732	$543,039,593	$17,986,139	—

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended March 31, 2017.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $474,467,712. At March 31, 2017, net unrealized appreciation was $86,558,020. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $113,314,027, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $26,756,007.
[6]	At March 31, 2017, the market value of securities on loan for the CRM Mid Cap Value Fund was $17,530,770. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
9

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Shares		Value
Common Stock — 97.7%
Consumer Discretionary — 11.2%
Consumer Durables & Apparel — 5.0%
10,415	Mohawk Industries, Inc.[1]	$2,390,138
21,650	PVH Corp.	2,240,126

		4,630,264

Consumer Services — 1.5%
23,988	Hilton Worldwide Holdings, Inc.	1,402,338

Retailing — 4.7%
3,443	AutoZone, Inc.[1]	2,489,461
22,800	Dollar Tree, Inc.[1]	1,788,888

		4,278,349

Total Consumer Discretionary		10,310,951

Consumer Staples — 2.8%
Food, Beverage & Tobacco — 2.8%
23,230	Anheuser-Busch InBev N.V., ADR[2]	2,549,725

Energy — 10.2%
Energy Equipment & Services — 2.2%
41,000	Halliburton Co.	2,017,610

Oil, Gas & Consumable Fuels — 8.0%
38,550	Anadarko Petroleum Corp.	2,390,100
64,815	Newfield Exploration Co.[1]	2,392,322
34,600	Occidental Petroleum Corp.	2,192,256
44,755	Whiting Petroleum Corp.[1]	423,382

		7,398,060

Total Energy		9,415,670

Financials — 19.8%
Banks — 11.1%
80,132	Bank of America Corp.	1,890,314
6,100	JPMorgan Chase & Co.	535,824
197,160	KeyCorp.	3,505,505
23,050	PNC Financial Services Group, Inc. (The)	2,771,532
28,420	Wells Fargo & Co.	1,581,857

		10,285,032

Diversified Financials — 4.0%
43,175	Charles Schwab Corp. (The)	1,761,972
31,600	Intercontinental Exchange, Inc.	1,891,892

		3,653,864

Insurance — 4.7%
25,565	Marsh & McLennan Cos, Inc.	1,888,998
37,550	Progressive Corp. (The)	1,471,209
7,270	Willis Towers Watson PLC[3]	951,570

		4,311,777

Total Financials		18,250,673

Health Care — 12.4%
Health Care Equipment & Services — 9.9%
31,520	Danaher Corp.	2,695,906

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
36,275	DENTSPLY SIRONA, Inc.	$2,265,011
12,150	Universal Health Services, Inc. — Class B	1,512,067
21,475	Zimmer Biomet Holdings, Inc.	2,622,312

		9,095,296

Pharmaceuticals, Biotechnology & Life Sciences — 2.5%
9,652	Allergan PLC[3]	2,306,056

Total Health Care		11,401,352

Industrials — 11.7%
Capital Goods — 6.1%
35,790	AMETEK, Inc.	1,935,523
23,000	Dover Corp.	1,848,050
42,600	Johnson Controls International PLC[3]	1,794,312

		5,577,885

Transportation — 5.6%
14,545	FedEx Corp.	2,838,457
21,045	Norfolk Southern Corp.	2,356,409

		5,194,866

Total Industrials		10,772,751

Information Technology — 18.4%
Semiconductors & Semiconductor Equipment — 7.6%
14,135	Broadcom Ltd.	3,095,000
18,900	Microchip Technology, Inc.	1,394,442
24,400	NXP Semiconductors NV1	2,525,400

		7,014,842

Software & Services — 5.8%
48,985	Total System Services, Inc.	2,618,738
30,430	Visa, Inc. — Class A	2,704,314

		5,323,052

Technology Hardware & Equipment — 5.0%
102,400	Hewlett Packard Enterprise Co.	2,426,880
19,850	Palo Alto Networks, Inc.[1]	2,236,698

		4,663,578

Total Information Technology		17,001,472

Materials — 6.0%
Chemicals — 4.3%
14,715	Air Products & Chemicals, Inc.	1,990,792
18,630	PPG Industries, Inc.	1,957,641

		3,948,433

Containers & Packaging — 1.7%
37,230	Sealed Air Corp.	1,622,483

Total Materials		5,570,916

Real Estate — 0.0%
Hotel & Resort REIT’s — 0.0%
608	Park Hotels & Resorts, Inc.	15,607

See accompanying notes.		CRM Funds
10

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2017 (Unaudited)

Shares		Value
Utilities — 5.2%
Electric Utilities — 3.2%
23,070	NextEra Energy, Inc.	$2,961,496

Gas Utilities — 2.0%
23,835	Atmos Energy Corp.	1,882,727

Total Utilities		4,844,223

Total Common Stock (Cost $80,662,937)		90,133,340

Short-Term Investments — 2.6%
1,197,576	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.89%[4]	1,197,576
1,197,576	Federated Treasury Obligations Fund Institutional Series, 0.57%[4]	1,197,576

Total Short-Term Investments (Cost $2,395,152)		2,395,152

Total Investments — 100.3% (Cost $83,058,089)[5]		92,528,492
Liabilities in Excess of Other Assets — (0.3%)		(260,133)

Total Net Assets — 100.0%		$92,268,359

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock	$90,133,340	$90,133,340	—	—
Short-Term Investments	2,395,152	2,395,152	—	—

Total Investments in Securities	$92,528,492	$92,528,492	—	—

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended March 31, 2017.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $83,971,867. At March 31, 2017, net unrealized appreciation was $8,556,625. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $11,413,717, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,857,092.

See accompanying notes.		CRM Funds
11

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Shares		Value
Common Stock — 96.0%
Consumer Discretionary — 13.1%
Consumer Durables & Apparel — 6.4%
9,380	Deckers Outdoor Corp.[1]	$560,267
1,630	Mohawk Industries, Inc.[1]	374,069
4,900	PVH Corp.	507,003

		1,441,339

Consumer Services — 4.5%
12,575	Aramark	463,640
21,570	Houghton Mifflin Harcourt Co.[1]	218,936
5,670	Red Robin Gourmet Burgers, Inc.[1]	331,411

		1,013,987

Retailing — 2.2%
695	AutoZone, Inc.[1]	502,520

Total Consumer Discretionary		2,957,846

Consumer Staples — 1.5%
Food, Beverage & Tobacco — 1.5%
7,860	Mondelez International, Inc. — Class A	338,609

Energy — 8.4%
Energy Equipment & Services — 2.5%
11,660	Halliburton Co.	573,788

Oil, Gas & Consumable Fuels — 5.9%
8,830	Continental Resources, Inc.[1,2]	401,059
7,085	Energen Corp.[1]	385,707
8,380	Occidental Petroleum Corp.	530,957

		1,317,723

Total Energy		1,891,511

Financials — 13.9%
Banks — 10.0%
27,760	Bank of America Corp.	654,858
4,950	JPMorgan Chase & Co.	434,808
40,735	KeyCorp.	724,269
3,620	PNC Financial Services Group, Inc. (The)	435,269

		2,249,204

Diversified Financials — 3.9%
6,340	Nasdaq, Inc.	440,313
5,000	Northern Trust Corp.	432,900

		873,213

Total Financials		3,122,417

Health Care — 11.6%
Health Care Equipment & Services — 9.3%
2,950	Aetna, Inc.	376,272
1,925	C.R. Bard, Inc.	478,439
7,550	CONMED Corp.	335,296
5,540	Danaher Corp.	473,836
6,010	STERIS PLC[3]	417,455

		2,081,298

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 2.3%
2,171	Allergan PLC[3]	$518,696

Total Health Care		2,599,994

Industrials — 16.2%
Capital Goods — 4.2%
5,700	Dover Corp.	457,995
11,732	Johnson Controls International PLC[3]	494,152

		952,147

Commercial & Professional Services — 5.0%
5,000	Dun & Bradstreet Corp. (The)	539,700
14,070	IHS Markit Ltd.[1]	590,236

		1,129,936

Transportation — 7.0%
11,950	CSX Corp.	556,273
2,895	FedEx Corp.	564,959
3,940	Norfolk Southern Corp.	441,162

		1,562,394

Total Industrials		3,644,477

Information Technology — 17.8%
Semiconductors & Semiconductor Equipment — 7.5%
2,640	Broadcom Ltd.	578,054
7,790	Microchip Technology, Inc.[2]	574,746
5,065	NXP Semiconductors NV1	524,228

		1,677,028

Software & Services — 7.2%
7,615	PTC, Inc.[1]	400,168
11,225	Total System Services, Inc.	600,089
7,020	Visa, Inc. — Class A	623,867

		1,624,124

Technology Hardware & Equipment — 3.1%
4,215	Harris Corp.	469,003
1,980	Palo Alto Networks, Inc.[1]	223,107

		692,110

Total Information Technology		3,993,262

Materials — 6.2%
Chemicals — 4.4%
3,635	Air Products & Chemicals, Inc.	491,779
4,710	PPG Industries, Inc.	494,927

		986,706

Containers & Packaging — 1.8%
9,255	Sealed Air Corp.	403,333

Total Materials		1,390,039

Utilities — 7.3%
Electric Utilities — 2.6%
4,530	NextEra Energy, Inc.	581,516

See accompanying notes.		CRM Funds
12

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Shares		Value
Utilities — (continued)
Gas Utilities — 1.0%
2,850	Atmos Energy Corp.	$225,121

Multi-Utilities — 2.0%
6,870	Black Hills Corp.	456,649

Water Utilities — 1.7%
4,800	American Water Works Co., Inc.	373,296

Total Utilities		1,636,582

Total Common Stock (Cost $18,049,380)		21,574,737

Short-Term Investments — 4.3%
480,597	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.89%[4]	480,597
480,597	Federated Treasury Obligations Fund Institutional Series, 0.57%[4]	480,597

Total Short-Term Investments (Cost $961,194)		961,194

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.3% (Cost $19,010,574)		22,535,931

Principal
Short-Term Investments Held As Collateral For Loaned Securities — 4.4%
Repurchase Agreements — 4.4%
$991,671	With NBC Global Finance Ltd.: at 0.90%, dated 03/31/17, to be repurchased on 04/03/17, repurchase price $991,745 (collateralized by US Treasury Securities, par values ranging from $44 - $198,334, coupon rates ranging from 1.25% to 4.63%, 08/15/21 - 09/09/49; total market value $1,011,504)
Total Repurchase Agreements		$991,671

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $991,671)		991,671

Total Investments — 104.7% (Cost $20,002,245)[5]		23,527,602	[6]
Liabilities in Excess of Other Assets — (4.7)%		(1,062,891)

Total Net Assets — 100.0%		$22,464,711

See accompanying notes.		CRM Funds
13

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2017 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock	$21,574,737	$21,574,737	$—	—
Short-Term Investments	961,194	961,194	—	—
Short-Term Investments Held As Collateral For Loaned Securities	991,671	—	991,671	—

Total Investments in Securities	$23,527,602	$22,535,931	$991,671	—

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended March 31, 2017.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $20,381,910. At March 31, 2017, net unrealized appreciation was $3,145,692. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,024,941, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $879,249.
[6]	At March 31, 2017, the market value of securities on loan for the CRM All Cap Value Fund was $969,520. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
14

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Shares		Value
Common Stock — 91.8%
Argentina — 1.6%
2,350	Banco Macro SA ADR	$203,745

Austria — 1.3%
8,443	Zumtobel Group AG	162,757

Canada — 1.8%
8,630	Gildan Activewear, Inc.[1]	233,355

Chile — 1.4%
69,565	Parque Arauco SA	184,277

China — 1.5%
260,000	Shandong Weigao Group Medical Polymer Co. Ltd.	186,013

Czech Republic — 1.2%
45,329	Moneta Money Bank AS2	153,543

Denmark — 2.8%
5,760	ISS A/S	217,809
3,416	Royal Unibrew A/S	143,868

Total Denmark		361,677

Faroe Islands — 0.8%
3,100	Bakkafrost P/F	95,893

Finland — 3.1%
5,935	Elisa OYJ	209,888
5,400	Huhtamaki OYJ	192,121

Total Finland		402,009

Germany — 8.3%
3,931	CANCOM SE1	221,968
3,997	CTS Eventim AG & Co. KGaA	154,698
15,160	Deutsche Telekom AG	265,637
1,955	Krones AG	219,301
1,155	Linde AG	192,340

Total Germany		1,053,944

Indonesia — 2.4%
143,000	Bank Rakyat Indonesia	139,239
3,553,500	Pakuwon Jati Tbk PT	164,001

Total Indonesia		303,240

Ireland — 8.2%
55,601	C&C Group PLC[3]	215,611
174,873	Cairn Homes PLC[2,3]	274,236
52,625	Dalata Hotel Group PLC[2,3]	250,948
100,507	Greencore Group PLC[3]	309,524

Total Ireland		1,050,319

Israel — 1.2%
81,740	Bezeq The Israeli Telecommunication Corp Ltd.	146,895

Italy — 2.9%
9,000	Azimut Holding SpA	156,788
26,208	Societa Cattolica di Assicurazioni SCRL	209,971

Total Italy		366,759

Shares		Value
Japan — 14.1%
7,480	Calbee, Inc.[1]	$254,977
32,000	Hitachi Ltd.	173,179
8,650	Isuzu Motors Ltd.	114,409
1,800	Kose Corp.	162,813
3,000	MEIJI Holdings Co. LTD.	249,798
4,700	Olympus Corp.	180,688
19,900	Santen Pharmaceutical Co. Ltd.	288,142
12,000	Shimadzu Corp.	190,676
5,000	Sohgo Security Services Co. Ltd.	186,607

Total Japan		1,801,289

Luxembourg — 1.8%
2,880	RTL Group SA	231,044

Mexico — 3.4%
58,000	Alsea SAB de CV	193,775
149,184	Gentera SAB de CV	246,379

Total Mexico		440,154

Netherlands — 2.5%
17,484	RELX NV	323,799

Norway — 1.9%
56,329	Europris ASA[2]	243,391

Peru — 1.7%
6,748	Intercorp Financial Services, Inc.	222,684

Philippines — 2.3%
113,130	Robinsons Retail Holdings, Inc.	173,612
30,060	Security Bank Corp.	121,019

Total Philippines		294,631

Portugal — 1.6%
199,500	Sonae SGPS SA2	201,760

South Korea — 1.3%
1,190	Hyundai Motor Co.	167,598

Spain — 3.5%
17,890	Hispania Activos Inmobiliarios SOCIMI SA	257,076
82,000	Prosegur Cash SA2	187,203

Total Spain		444,279

Sweden — 1.4%
5,555	Svenka Cellulosa AB SCA — Class B	179,161

Switzerland — 1.3%
2,179	Nestle SA	167,180

Turkey — 1.4%
231,733	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	184,904

United Kingdom — 15.1%
21,910	Beazley PLC[3]	117,490
30,700	Dairy Crest Group PLC[3]	212,898
37,860	Direct Line Insurance Group PLC[3]	164,788
31,022	Howden Joinery Group PLC[3]	168,568
109,525	ITV PLC[3]	300,382

See accompanying notes.		CRM Funds
15

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Shares		Value
United Kingdom — (continued)
103,200	Pets at Home Group PLC[1,3]	$236,100
29,100	Sage Group PLC (The)[3]	229,876
13,300	Smith & Nephew PLC[3]	202,629
9,975	St. James’s Place PLC[3]	132,725
7,100	WH Smith PLC[3]	157,719

Total United Kingdom		1,923,175

Total Common Stock (Cost $10,813,281)		11,729,475

Short-Term Investments — 8.4%
534,946	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.89%[4]	534,946
534,946	Federated Treasury Obligations Fund Institutional Series, 0.57%[4]	534,946

Total Short-Term Investments (Cost $1,069,892)		1,069,892

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.2% (Cost $11,883,173)		12,799,367

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 6.9%
Repurchase Agreements — 6.9%
$888,600	With NBC Global Finance Ltd.: at 0.90%, dated 03/31/17, to be repurchased on 04/03/17, repurchase price $888,667 (collateralized by US Treasury Securities, par value ranging from $40 - $177,720, coupon rates ranging from 1.25% to 4.63%, 08/15/21 - 09/09/49; total market value $906,372)
Total Repurchase Agreements		$888,600

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $888,600)		888,600

Total Investments — 107.1% (Cost $12,771,773)[5]		13,687,967	[6]
Liabilities in Excess of Other Assets — (7.1)%		(910,472)

Total Net Assets — 100.0%		$12,777,495

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Argentina	$203,745	$203,745	—	—
Austria	162,757	162,757	—	—
Canada	233,355	233,355	—	—
Chile	184,277	184,277	—	—
China	186,013	186,013	—	—
Czech Republic	153,543	153,543	—	—
Denmark	361,677	361,677	—	—
Faroe Islands	95,893	95,893	—	—
Finland	402,009	402,009	—	—
Germany	1,053,944	1,053,944	—	—
Indonesia	303,240	303,240	—	—
Ireland	1,050,319	1,050,319	—	—
Israel	146,895	146,895	—	—
Italy	366,759	366,759	—	—
Japan	1,801,289	1,801,289	—	—
Luxembourg	231,044	231,044	—	—

See accompanying notes.		CRM Funds
16

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2017 (Unaudited)

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mexico	$440,154	$440,154	—	—
Netherlands	323,799	323,799	—	—
Norway	243,391	243,391	—	—
Peru	222,684	222,684	—	—
Philippines	294,631	294,631	—	—
Portugal	201,760	201,760	—	—
South Korea	167,598	167,598	—	—
Spain	444,279	444,279	—	—
Sweden	179,161	179,161	—	—
Switzerland	167,180	167,180	—	—
Turkey	184,904	184,904	—	—
United Kingdom	1,923,175	1,923,175	—	—
Short-Term Investments	1,069,892	1,069,892	—	—
Short-Term Investments Held As Collateral For Loaned Securities	888,600	—	$888,600	—

Total Investments in Securities	$13,687,967	$12,618,075	$1,069,892	—

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at March 31, 2017 and therefore the Fund did not utilize the external pricing service model adjustments. As a result, securities held at the beginning of the period that were still held by the Fund were transferred from Level 2 into Level 1 with a beginning of period value of $5,788,983.

[1]	Security partially or fully on loan.
[2]	Non-income producing security.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $12,897,296. At March 31, 2017, net unrealized appreciation was $790,671. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,201,467, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $410,796.
[6]	At March 31, 2017, the market value of securities on loan for the CRM International Opportunity Fund was $845,337. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
17

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Shares		Value
Common Stock — 99.5%
Consumer Discretionary — 22.0%
Automobiles & Components — 0.3%
15,090	Adient PLC[1]	$1,096,590

Consumer Durables & Apparel — 7.8%
192,843	Deckers Outdoor Corp.[2,3]	11,518,512
33,605	Mohawk Industries, Inc.[2,3]	7,712,012
92,520	PVH Corp.[3]	9,573,044

		28,803,568

Consumer Services — 5.7%
204,730	Bloomin’ Brands, Inc.[3]	4,039,323
175,100	Hilton Worldwide Holdings, Inc.	10,236,346
36,085	Vail Resorts, Inc.[3]	6,924,712

		21,200,381

Media — 2.7%
143,605	CBS Corp. — Class B3	9,960,443

Retailing — 5.5%
20,395	AutoZone, Inc.[2]	14,746,605
70,975	Dollar Tree, Inc.[2]	5,568,698

		20,315,303

Total Consumer Discretionary		81,376,285

Consumer Staples — 4.3%
Food, Beverage & Tobacco — 4.3%
39,798	Kraft Heinz Co. (The)	3,614,056
117,460	Mondelez International, Inc. — Class A	5,060,177
95,910	Nestle SA ADR	7,375,479

Total Consumer Staples		16,049,712

Financials — 3.0%
Diversified Financials — 3.0%
273,815	Charles Schwab Corp. (The)	11,174,390

Health Care — 13.9%
Health Care Equipment & Services — 8.7%
101,935	Aetna, Inc.	13,001,809
58,370	Universal Health Services, Inc. — Class B	7,264,147
95,570	Zimmer Biomet Holdings, Inc.	11,670,053

		31,936,009

Pharmaceuticals, Biotechnology & Life Sciences — 5.2%
37,360	Allergan PLC[1,3]	8,926,051
51,435	Bio-Rad Laboratories, Inc. — Class A2	10,253,053

		19,179,104

Total Health Care		51,115,113

Industrials — 20.7%
Capital Goods — 8.5%
117,890	Dover Corp.	9,472,461

Shares		Value
Industrials — (continued)
Capital Goods — (continued)
286,771	Johnson Controls International PLC[1,3]	$12,078,795
157,045	Pentair PLC[1]	9,859,285

		31,410,541

Commercial & Professional Services — 2.8%
94,960	Dun & Bradstreet Corp. (The)[3]	10,249,983

Transportation — 9.4%
317,187	CSX Corp.	14,765,055
49,012	FedEx Corp.[3]	9,564,692
94,115	Norfolk Southern Corp.[3]	10,538,056

		34,867,803

Total Industrials		76,528,327

Information Technology — 21.5%
Semiconductors & Semiconductor Equipment — 10.8%
44,805	Broadcom Ltd.[3]	9,810,503
200,230	Microchip Technology, Inc.	14,772,969
147,340	NXP Semiconductors NV2,3	15,249,690

		39,833,162

Software & Services — 5.7%
113,115	PTC, Inc.[2,3]	5,944,193
280,345	Total System Services, Inc.[3]	14,987,244

		20,931,437

Technology Hardware & Equipment — 5.0%
49,645	Harris Corp.[3]	5,523,999
389,515	Hewlett Packard Enterprise Co.[3]	9,231,506
33,045	Palo Alto Networks, Inc.[2,3]	3,723,511

		18,479,016

Total Information Technology		79,243,615

Materials — 5.7%
Chemicals — 5.7%
53,965	Air Products & Chemicals, Inc.[3]	7,300,925
58,055	PPG Industries, Inc.[3]	6,100,419
108,955	W.R. Grace & Co.	7,595,253

Total Materials		20,996,597

Utilities — 8.4%
Electric Utilities — 3.3%
95,210	NextEra Energy, Inc.[3]	12,222,108

Gas Utilities — 2.6%
118,830	Atmos Energy Corp.	9,386,382

Multi-Utilities — 2.5%
140,780	Black Hills Corp.[3]	9,357,646

Total Utilities		30,966,136

Total Common Stock (Cost $350,191,630)		367,450,175

See accompanying notes.		CRM Long/Short Opportunities Fund
18

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Contracts		Value
Purchased Options — 0.3%
Put Options — 0.3%
925	PVH Corp., Strike price $90.00, Expires 04/21/17	$ 9,250
173	Russell 2000 Index Strike Price $1350.00, Expires 06/30/17	540,625
46	S&P 500 Index Strike Price $2150.00, Expires 06/15/18	393,760
		943,635

Total Purchased Options (Cost $1,567,008)		943,635

Total Investments in Securities — 99.8% (Cost $351,758,638)[4]		368,393,810

Shares		Value
Common Stock Sold Short — (46.7%)
Consumer Discretionary — (11.6%)
Automobiles & Components — (2.5%)
(15,090)	Adient PLC[1]	$(1,096,590)
(53,195)	Autoliv, Inc.	(5,439,721)
(66,135)	BorgWarner, Inc.	(2,763,782)

		(9,300,093)

Consumer Durables & Apparel — (4.2%)
(22,995)	Hasbro, Inc.	(2,295,361)
(96,760)	Leggett & Platt, Inc.	(4,868,963)
(36,535)	VF Corp.	(2,008,329)
(37,460)	Whirlpool Corp.	(6,418,022)

		(15,590,675)

Consumer Services — (2.4%)
(27,250)	Darden Restaurants, Inc.	(2,280,007)
(152,125)	ServiceMaster Global Holdings, Inc.[2]	(6,351,219)

		(8,631,226)

Retailing — (2.5%)
(112,000)	Francesca’s Holdings Corp.[2]	(1,719,200)
(53,450)	Tractor Supply Co.	(3,686,446)
(13,060)	Ulta Beauty, Inc.[2]	(3,725,104)

		(9,130,750)

Total Consumer Discretionary		(42,652,744)

Consumer Staples — (4.1%)
Food, Beverage & Tobacco — (3.2%)
(68,200)	B&G Foods, Inc.	(2,745,050)
(99,960)	Brown-Forman Corp. — Class B	(4,616,153)
(129,975)	Hormel Foods Corp.	(4,501,034)

		(11,862,237)

Household & Personal Products — (0.9%)
(69,275)	Church & Dwight Co., Inc.	(3,454,744)

Total Consumer Staples		(15,316,981)

Shares		Value
Common Stock Sold Short — (continued)
Financials — (3.1%)
Diversified Financials — (3.1%)
(291,155)	TD Ameritrade Holding Corp.	$(11,314,283)

Health Care — (6.7%)
Health Care Equipment & Services — (3.2%)
(32,575)	ABIOMED, Inc.[2]	(4,078,390)
(80,825)	LivaNova PLC[1,2]	(3,961,233)
(81,450)	Patterson Cos, Inc.	(3,683,984)

		(11,723,607)

Pharmaceuticals, Biotechnology & Life Sciences — (3.5%)
(198,030)	Bruker Corp.	(4,620,040)
(23,396)	Roche Holding AG	(5,974,838)
(31,456)	UCB SA	(2,439,956)

		(13,034,834)

Total Health Care		(24,758,441)

Industrials — (10.4%)
Capital Goods — (6.5%)
(9,200)	Acuity Brands, Inc.	(1,876,800)
(17,345)	Carlisle Cos, Inc.	(1,845,681)
(63,335)	Emerson Electric Co.	(3,791,233)
(38,180)	Flowserve Corp.	(1,848,676)
(61,935)	GATX Corp.	(3,775,558)
(64,525)	Regal Beloit Corp.	(4,881,316)
(127,810)	Triumph Group, Inc.	(3,291,108)
(11,665)	WW Grainger, Inc.	(2,715,145)

		(24,025,517)

Commercial & Professional Services — (0.5%)
(25,740)	WageWorks, Inc.[2]	(1,861,002)

Transportation — (3.4%)
(235,450)	Deutsche Lufthansa AG	(3,817,918)
(150,995)	Knight Transportation, Inc.	(4,733,693)
(49,975)	Ryder System, Inc.	(3,770,114)

		(12,321,725)

Total Industrials		(38,208,244)

Information Technology — (5.4%)
Semiconductors & Semiconductor Equipment — (2.6%)
(55,080)	Advanced Energy Industries, Inc.[2]	(3,776,285)
(157,315)	Intel Corp.	(5,674,352)

		(9,450,637)

Software & Services — (1.3%)
(56,935)	Workday, Inc. — Class A2	(4,741,547)

Technology Hardware & Equipment — (1.5%)
(125,090)	Avnet, Inc.	(5,724,118)

Total Information Technology		(19,916,302)

Materials — (3.1%)
Materials — (3.1%)
(23,440)	International Flavors & Fragrances, Inc.	(3,106,503)

See accompanying notes.		CRM Long/Short Opportunities Fund
19

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Shares		Value
Common Stock Sold Short — (continued)
Materials — (continued)
Materials — (continued)
(39,695)	Praxair, Inc.	$(4,707,827)
(40,450)	Scotts Miracle-Gro Co. (The)	(3,777,626)

Total Materials		(11,591,956)

Real Estate — (2.3%)
Hotel & Resort REIT’s — (1.3%)
(184,415)	Park Hotels & Resorts, Inc.	(4,733,933)

Industrial REIT’s — (1.0%)
(77,520)	DCT Industrial Trust, Inc.	(3,730,263)

Total Real Estate		(8,464,196)

Shares	Value
Common Stock Sold Short — (continued)
Real Estate — (continued)
Industrial REIT’s — (continued)
Total Common Stock Sold Short (Cost $(167,625,414))	$(172,223,147)

Other Assets in Excess of Liabilities — 46.9%	172,923,571

Total Net Assets — 100.0%	$369,094,234

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.A summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stock
Consumer Discretionary	$81,376,285	$81,376,285	$—	$—
Consumer Staples	16,049,712	16,049,712	—	—
Financials	11,174,390	11,174,390	—	—
Health Care	51,115,113	51,115,113	—	—
Industrials	76,528,327	76,528,327	—	—
Information Technology	79,243,615	79,243,615	—	—
Materials	20,996,597	20,996,597	—	—
Utilities	30,966,136	30,966,136	—	—
Purchased Options	943,635	943,635	—	—

Total Assets - Investments in Securities	$368,393,810	$368,393,810	$—	$—

See accompanying notes.		CRM Long/Short Opportunities Fund
20

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments:*
Forward Foreign Currency Contract	$62,130	$—	$62,130	$—
Total Return Swap Agreements - Equity Contracts	545,019	—	545,019	—

Total Assets - Other Financial Instruments	$607,149	$—	$607,149	$—

Liabilities:
Common Stock Sold Short:
Common Stock Sold Short
Consumer Discretionary	$(42,652,744)	$(42,652,744)	$—	$—
Consumer Staples	(15,316,981)	(15,316,981)	—	—
Financials	(11,314,283)	(11,314,283)	—	—
Health Care	(24,758,441)	(24,758,441)	—	—
Industrials	(38,208,244)	(38,208,244)	—	—
Information Technology	(19,916,302)	(19,916,302)	—	—
Materials	(11,591,956)	(11,591,956)	—	—
Real Estate	(8,464,196)	(8,464,196)	—	—

Total Liabilities - Investments in Securities	$(172,223,147)	$(172,223,147)	$—	$—

Other Financial Instruments:*
Forward Foreign Currency Contract	$(71,253)	$—	$(71,253)	$—

Total Liabilities - Other Financial Instruments	$(71,253)	$—	$(71,253)	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency contracts and total return swap agreements, which are recorded at fair value.

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended March 31, 2017.

See accompanying notes.		CRM Long/Short Opportunities Fund
21

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2017 (Unaudited)

Forward foreign currency contracts outstanding at March 31, 2017:

Counterparty	Termination Date	Currency Purchase		Currency Sold		Unrealized Appreciation (Depreciation)
Morgan Stanley	06/15/17	800,000	British Pound	976,480	United States Dollar	$27,680
Morgan Stanley	06/15/17	2,000,000	Canadian Dollar	1,493,405	United States Dollar	12,109
Morgan Stanley	06/15/17	2,500,000	Euro	2,654,362	United States Dollar	22,341
Morgan Stanley	06/15/17	6,147,029	United States Dollar	6,200,000	Switzerland Franc	(71,253)

Total Forward Foreign Currency Contracts						$(9,123)

Total return swap agreements outstanding at March 31, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(1)
Morgan Stanley	09/07/17	$(9,934,049)	Pay or receive amounts based on market value fluctuation of the Canadian financial equity basket	$249,562	$—	$249,562
Morgan Stanley	08/24/17	(7,847,054)	Pay or receive amounts based on market value fluctuation of the insurance equity basket	250,977	—	250,977
Morgan Stanley	08/24/17	(26,641,132)	Pay or receive amounts based on market value fluctuation of the utility equity basket	44,480	—	44,480

				$545,019	$—	$545,019

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation.

[1]	PLC — Public Limited Company.
[2]	Non-income producing security.
[3]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
[4]	The cost for Federal income tax purposes was $354,838,568. At March 31, 2017, net unrealized appreciation was $13,555,242. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $20,940,317, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $7,385,075.

See accompanying notes.		CRM Long/Short Opportunities Fund
22

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principle Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	May 26, 2017

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	May 26, 2017

* Print the name and title of each signing officer under his or her signature.